Summary of profit and equity changes of foreign exchange rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments Risk
Profit and equity of foreign exchange loss	$ (850,400)	$ (952,682)
Profit and equity of foreign exchange gain	$ (814,006)	$ (478,018)